Nature of the Business and Basis of Presentation (restated) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Nature of the Business and Basis of Presentation [Abstarct]
Schedule of Class A Common Stock and Series A Preferred Stock Outstanding	The following table presents the total shares of New Envoy Class A Common Stock and Series A Preferred Stock outstanding immediately after the Closing:
Class A Common Stock	Number of Shares
Exchange of Anzu Class A Common Stock subject to possible redemption that was not redeemed for New Envoy Class A Common Stock	1,500,874
Conversion of Anzu Class B Common Stock held by the Sponsor and Anzu’s former independent director into New Envoy Class A Common Stock*	2,615,000
Subtotal – Merger, net of redemptions	4,115,874
Exchange of Envoy Common Stock for New Envoy Class A Common Stock	8,850,526
Exchange of Envoy Preferred Stock for New Envoy Class A Common Stock	1,272,055
Conversion of Convertible Notes as of September 29, 2023 into New Envoy Class A Common Stock	4,874,707
Net exercise of Envoy Warrants	2,702
Issuance of share consideration to Meteora parties	8,512
Shares recycled by Meteora parties	425,606
19,549,982
Series A Preferred Stock	Number of Shares
Exchange of Anzu Class B Common Stock for Series A Preferred Stock	2,500,000
Issuance of Series A Preferred Stock in connection with the PIPE Transaction	1,000,000
Issuance of Series A Preferred Stock in connection with the conversion of the Envoy Bridge Note	1,000,000
4,500,000

Schedule of Relevant Financial Statement	The effect of the correction of the error noted above on the relevant financial statement line items is as follows:
	As of September 30, 2023
	As Previously Reported	Adjustments	As Restated
Condensed Consolidated Balance Sheet
Forward purchase agreement assets	2,386	(2,386)	—
Total current assets	22,729	(2,386)	20,343
Total assets	$23,601	$(2,386)	$21,215
FPA put option liability	—	34	34
Forward purchase agreement warrant liability	1,793	(947)	846
Total current liabilities	13,603	(913)	12,690
Total liabilities	$17,342	$(913)	$16,429
Additional paid-in capital	257,385	(1,473)	255,912
Total stockholders’ equity (deficit)	$6,259	$(1,473)	$4,786
Total liabilities and stockholders’ equity (deficit)	$23,601	$(2,386)	$21,215

Schedule of Condensed Consolidated Statement of Stockholders’ Equity (Deficit)
	Period Ended September 30, 2023
	As Previously Reported	Adjustments	As Restated
Condensed Consolidated Statement of Stockholders’ Equity (Deficit)
Meteora forward purchase agreement shares	89	(1,473)	(1,384)
Additional Paid-in Capital – balance at September 30, 2023	257,385	(1,473)	255,912
Total stockholders’ deficit – balance at September 30, 2023	$6,259	$(1,473)	$4,786